Commitments & Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Rent Expense	Rent expense, net of sublease payments received, for the three months ended March 31, 2018 and 2017 were as follows:
	2018	2017
Rent expense	$13,240	$18,639

Rent expense for the years ended December 31, 2017 and 2016, were:
	2017	2016
Rent expense	$52,550	$51,403

Schedule of Rental Commitments	At December 31, 2017, rental commitments are as follows:
Years Ending December 31,	Amount
2018	$55,560
2019	18,876
Total	$74,436